Deferred Charges (Tables)	12 Months Ended
Dec. 31, 2015
Deferred Charges [Abstract]
Schedule of deferred charges
	Dry Docking Costs– Non Current	Special Survey Costs – Non Current	Financing Costs- Current	Total
December 31, 2012	$15	$184	$2,887	$3,086
Additions	167	—	—	167
Write-offs	—	—	(939)	(939)
Vessels held for sale	—	—	—	—
Amortization	(16)	(184)	(904)	(1,104)
December 31, 2013	$166	$—	$1,044	$1,210
Additions	-	-	-	-
Write-offs	(166)	-	(801)	(967)
Amortization	-	-	(226)	(226)
December 31, 2014	$-	$-	$16	$16
Additions	-	-	-	-
Write-offs	-	-	-	-
Amortization	-	-	(8)	(8)
December 31, 2015	$-	$-	$8	$8